INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of provision for federal income tax

The provision for Federal income tax consists of the following:

	September 30, 2017	September 30, 2016
Federal income tax benefit attributable to:
Current Operations	$30,382	$6,867
Less: valuation allowance	(30,382)	(6,867)
Net provision for Federal income taxes	$-	$-

Schedule of deferred tax amount

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	September 30, 2017	September 30, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$40,278	$9,896
Less: valuation allowance	(40,278)	(9,896)
Net deferred tax asset	$-	$-